UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Charter Income Trust

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 109.7%
Aerospace - 1.1%
BE Aerospace, Inc., 8.5%, 2018		$1,225,000	$1,361,281
Bombardier, Inc., 7.5%, 2018 (n)		885,000	1,006,688
Bombardier, Inc., 7.75%, 2020 (n)		375,000	435,000
CPI International, Inc., 8%, 2018		840,000	728,700
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		782,000	164,220
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	505,000	444,055
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,685,000	1,805,056

			$5,945,000
Airlines - 0.0%
Continental Airlines, Inc., 7.25%, 2021		$203,906	$226,296

Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016		$660,000	$734,250
Hanesbrands, Inc., 6.375%, 2020		390,000	407,550
Jones Group, Inc., 6.875%, 2019		455,000	439,644
Phillips-Van Heusen Corp., 7.375%, 2020		1,305,000	1,448,550

			$3,029,994
Asset-Backed & Securitized - 6.4%
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019 (z)		$1,116,669	$938,002
Anthracite Ltd., “BFL”, CDO, FRN, 1.244%, 2037 (z)		3,000,000	2,730,000
Banc of America Commercial Mortgage, Inc., FRN, 5.723%, 2051		1,500,000	1,725,804
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		211,530	209,467
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.844%, 2040 (z)		796,784	449,437
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,605,000	1,530,979
Commercial Mortgage Pass-Through Certificates, FRN, 5.774%, 2046		230,000	238,248
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035		847,379	783,839
Credit Suisse Mortgage Capital Certificate, FRN, 5.712%, 2039		1,400,000	1,453,756
Crest Ltd., CDO, 7%, 2040 (a)(p)		2,258,244	112,912
First Union-Lehman Brothers Bank of America, FRN, 0.476%, 2035 (i)		14,833,268	216,210
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.058%, 2051		185,000	74,863
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049		5,000,000	5,520,405
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049		1,000,000	1,069,803
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.986%, 2051		6,000,000	6,458,322
Merrill Lynch Mortgage Trust, FRN, 5.837%, 2050		1,350,000	1,518,429
Multi Security Asset Trust, “A3”, 5%, 2035 (z)		1,053,957	1,048,687
Spirit Master Funding LLC, 5.05%, 2023 (z)		1,327,749	1,232,191
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.898%, 2051		7,250,000	7,992,429
Wachovia Bank Commercial Mortgage Trust, FRN, 5.683%, 2047		1,503,155	306,959

			$35,610,742
Automotive - 2.5%
Accuride Corp., 9.5%, 2018		$1,470,000	$1,558,200
Allison Transmission, Inc., 7.125%, 2019 (n)		850,000	875,500
Automotores Gildemeister S.A., 8.25%, 2021 (n)		137,000	142,480
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		465,000	469,650
Ford Motor Co., 7.45%, 2031		800,000	1,027,000
Ford Motor Credit Co. LLC, 8%, 2014		485,000	536,911
Ford Motor Credit Co. LLC, 12%, 2015		4,165,000	5,237,250
General Motors Financial Co., Inc., 6.75%, 2018		795,000	857,931
Goodyear Tire & Rubber Co., 7%, 2022		350,000	354,375
Hyundai Capital America, 4%, 2017 (n)		210,000	213,428

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Jaguar Land Rover PLC, 7.75%, 2018 (n)	$165,000	$170,775
Jaguar Land Rover PLC, 8.125%, 2021 (n)	1,875,000	1,935,938
Lear Corp., 8.125%, 2020	460,000	518,650
RCI Banque S.A., 4.6%, 2016 (n)	232,000	227,533

		$14,125,621
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017	$795,000	$880,463

Broadcasting - 3.9%
Allbritton Communications Co., 8%, 2018	$1,320,000	$1,395,900
AMC Networks, Inc., 7.75%, 2021 (n)	548,000	611,020
Clear Channel Communications, Inc., 9%, 2021	1,068,000	982,560
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (z)	390,000	390,000
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (z)	50,000	50,000
Gray Television, Inc., 10.5%, 2015	390,000	411,938
Hughes Network Systems LLC, 7.625%, 2021	765,000	830,025
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,145,000	1,225,150
Intelsat Bermuda Ltd., 11.25%, 2017	1,435,000	1,479,844
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	670,000	690,100
Intelsat Jackson Holdings Ltd., 9.5%, 2016	3,840,000	4,041,600
Intelsat Jackson Holdings Ltd., 11.25%, 2016	550,000	581,625
Liberty Media Corp., 8.5%, 2029	675,000	681,750
Liberty Media Corp., 8.25%, 2030	95,000	95,950
LIN Television Corp., 8.375%, 2018	160,000	169,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)	995,374	1,012,793
Newport Television LLC, 13%, 2017 (n)(p)	67,321	62,950
News America, Inc., 6.2%, 2034	325,000	377,059
News America, Inc., 6.9%, 2039	205,000	254,509
Nexstar Broadcasting Group, Inc., 8.875%, 2017	320,000	342,400
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,425,000	1,592,438
Sinclair Broadcast Group, Inc., 8.375%, 2018	185,000	201,188
SIRIUS XM Radio, Inc., 13%, 2013 (n)	195,000	222,056
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	725,000	822,875
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	765,000	837,675
Univision Communications, Inc., 6.875%, 2019 (n)	730,000	744,600
Univision Communications, Inc., 7.875%, 2020 (n)	535,000	569,775
Univision Communications, Inc., 8.5%, 2021 (n)	710,000	704,675

		$21,381,655
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 7.875%, 2015	$785,000	$801,681
E*TRADE Financial Corp., 12.5%, 2017	1,580,000	1,840,700

		$2,642,381
Building - 1.8%
Associated Materials LLC, 9.125%, 2017	$150,000	$147,750
Building Materials Holding Corp., 6.875%, 2018 (n)	680,000	731,000
Building Materials Holding Corp., 7%, 2020 (n)	600,000	651,000
Building Materials Holding Corp., 6.75%, 2021 (n)	440,000	478,500
CEMEX Finance LLC, 9.5%, 2016 (n)	1,275,000	1,255,875
CEMEX S.A., 9.25%, 2020	1,695,000	1,542,450
CEMEX S.A.B. de C.V., FRN, 5.579%, 2015 (n)	291,000	256,808
Masonite International Corp., 8.25%, 2021 (n)	670,000	718,575
Nortek, Inc., 10%, 2018	435,000	457,838
Nortek, Inc., 8.5%, 2021	1,280,000	1,238,400
Owens Corning, 9%, 2019	1,880,000	2,298,198

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)		$243,000	$260,618

			$10,037,012
Business Services - 1.2%
Ceridian Corp., 12.25%, 2015 (p)		$515,000	$495,044
iGate Corp., 9%, 2016		1,323,000	1,438,763
Interactive Data Corp., 10.25%, 2018		1,410,000	1,589,775
Iron Mountain, Inc., 8.375%, 2021		860,000	955,675
SunGard Data Systems, Inc., 10.25%, 2015		915,000	953,888
SunGard Data Systems, Inc., 7.375%, 2018		1,065,000	1,144,875

			$6,578,020
Cable TV - 3.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$270,000	$284,850
Cablevision Systems Corp., 8.625%, 2017		445,000	501,738
CCH II LLC, 13.5%, 2016		1,350,000	1,552,500
CCO Holdings LLC, 7.875%, 2018		1,365,000	1,491,263
CCO Holdings LLC, 8.125%, 2020		870,000	974,400
Cequel Communications Holdings, 8.625%, 2017 (n)		780,000	836,550
Charter Communications Operating LLC, 10.875%, 2014 (n)		325,000	343,281
CSC Holdings LLC, 8.5%, 2014		845,000	937,950
DIRECTV Holdings LLC, 5.2%, 2020		1,240,000	1,394,998
DISH DBS Corp., 6.75%, 2021		400,000	444,000
EchoStar Corp., 7.125%, 2016		450,000	497,250
Insight Communications Co., Inc., 9.375%, 2018 (n)		820,000	940,950
Mediacom LLC, 9.125%, 2019		975,000	1,065,188
Myriad International Holdings B.V., 6.375%, 2017 (n)		857,000	951,270
Nara Cable Funding Ltd., 8.875%, 2018 (z)		475,000	463,125
ONO Finance ll PLC, 10.875%, 2019 (n)		300,000	270,750
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	250,000	337,238
Time Warner Cable, Inc., 5%, 2020		$1,150,000	1,291,238
UPC Holding B.V., 9.875%, 2018 (z)		420,000	466,200
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,104,000	1,137,120
Videotron Ltee, 6.875%, 2014		1,282,000	1,286,808
Videotron Ltee, 5%, 2022 (z)		290,000	290,000
Virgin Media Finance PLC, 9.5%, 2016		395,000	450,300
Virgin Media Finance PLC, 8.375%, 2019		475,000	539,125
Virgin Media Finance PLC, 5.25%, 2022		820,000	836,400
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	585,000	824,210

			$20,408,702
Chemicals - 2.5%
Ashland, Inc., 9.125%, 2017		$545,000	$611,763
Celanese U.S. Holdings LLC, 6.625%, 2018		1,335,000	1,461,825
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,330,000	1,376,550
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		270,000	264,600
Huntsman International LLC, 8.625%, 2021		975,000	1,101,750
INEOS Finance PLC, 8.375%, 2019 (z)		800,000	850,000
INEOS Group Holdings PLC, 8.5%, 2016 (n)		525,000	479,063
Lyondell Chemical Co., 8%, 2017		139,000	155,333
Lyondell Chemical Co., 11%, 2018		1,613,690	1,769,008
LyondellBasell Industries, Inc., 6%, 2021 (n)		1,185,000	1,300,538
Momentive Performance Materials, Inc., 12.5%, 2014		1,901,000	2,029,318
Momentive Performance Materials, Inc., 11.5%, 2016		978,000	821,520
Polypore International, Inc., 7.5%, 2017		920,000	963,700
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		414,000	448,432

			$13,633,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - 0.5%
Lawson Software, Inc., 11.5%, 2018 (n)	$1,235,000	$1,290,575
Syniverse Holdings, Inc., 9.125%, 2019	1,110,000	1,209,900

		$2,500,475
Computer Software - Systems - 0.9%
Audatex North America, Inc., 6.75%, 2018 (n)	$95,000	$98,919
CDW LLC/CDW Finance Corp., 12.535%, 2017	275,000	299,750
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,035,000	1,107,450
CDW LLC/CDW Finance Corp., 8.5%, 2019 (z)	265,000	283,550
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	1,380,000	1,524,900
International Business Machines Corp., 8%, 2038	1,000,000	1,587,014

		$4,901,583
Conglomerates - 1.4%
Actuant Corp., 6.875%, 2017	$1,005,000	$1,042,688
Amsted Industries, Inc., 8.125%, 2018 (n)	1,450,000	1,566,000
Dynacast International LLC, 9.25%, 2019 (z)	890,000	927,825
Griffon Corp., 7.125%, 2018	1,635,000	1,700,400
Kennametal, Inc., 7.2%, 2012	684,000	695,690
Tomkins LLC/Tomkins, Inc., 9%, 2018	1,472,000	1,626,560

		$7,559,163
Construction - 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.75%, 2022 (n)	$200,000	$205,500

Consumer Products - 0.7%
Easton-Bell Sports, Inc., 9.75%, 2016	$560,000	$621,600
Elizabeth Arden, Inc., 7.375%, 2021	980,000	1,055,950
Jarden Corp., 7.5%, 2020	755,000	825,781
Libbey Glass, Inc., 10%, 2015	666,000	715,118
Visant Corp., 10%, 2017	995,000	915,400

		$4,133,849
Consumer Services - 1.0%
Realogy Corp., 11.5%, 2017	$630,000	$576,450
Service Corp. International, 6.75%, 2015	265,000	292,494
Service Corp. International, 7%, 2017	4,030,000	4,513,600

		$5,382,544
Containers - 1.2%
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	$540,000	$557,550
Ball Corp., 5%, 2022	93,000	95,093
Exopack Holding Corp., 10%, 2018	550,000	583,000
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	535,000	545,700
Greif, Inc., 6.75%, 2017	855,000	914,850
Greif, Inc., 7.75%, 2019	1,000,000	1,125,000
Reynolds Group, 8.75%, 2016 (n)	495,000	527,175
Reynolds Group, 7.125%, 2019 (n)	1,135,000	1,200,263
Reynolds Group, 9.875%, 2019 (z)	410,000	423,838
Reynolds Group, 8.25%, 2021 (n)	375,000	358,125
Sealed Air Corp., 8.125%, 2019 (n)	180,000	203,400
Sealed Air Corp., 8.375%, 2021 (n)	180,000	206,100

		$6,740,094
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$450,000	$484,146
Ducommun, Inc., 9.75%, 2018	644,000	682,640

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - continued
ManTech International Corp., 7.25%, 2018	$575,000	$599,438
MOOG, Inc., 7.25%, 2018	335,000	357,613

		$2,123,837
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$450,000	$450,000

Electronics - 0.5%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$745,000	$819,500
Freescale Semiconductor, Inc., 8.05%, 2020	270,000	267,300
NXP B.V., 9.75%, 2018 (n)	418,000	472,863
Sensata Technologies B.V., 6.5%, 2019 (n)	1,130,000	1,194,975

		$2,754,638
Emerging Market Quasi-Sovereign - 4.7%
Banco del Estado de Chile, 4.125%, 2020 (n)	$117,000	$120,510
Banco do Brasil S.A., 3.875%, 2017	1,236,000	1,245,270
Banco do Brasil S.A., 5.875%, 2022 (n)	1,156,000	1,187,790
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	213,000	222,057
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	2,228,000	2,422,950
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	897,000	953,867
Comision Federal de Electricidad, 5.75%, 2042 (z)	1,184,000	1,186,960
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (z)	221,000	222,370
Development Bank of Kazakhstan, 5.5%, 2015 (n)	507,000	532,350
Dolphin Energy Ltd., 5.5%, 2021 (z)	400,000	413,600
Ecopetrol S.A., 7.625%, 2019	594,000	743,985
Gaz Capital S.A., 9.25%, 2019	583,000	725,106
Gaz Capital S.A., 5.999%, 2021 (n)	1,857,000	1,956,814
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,051,000	2,487,350
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	733,000	911,874
Majapahit Holding B.V., 7.25%, 2017 (n)	591,000	684,083
Majapahit Holding B.V., 8%, 2019 (n)	380,000	465,500
Novatek Finance Ltd., 5.326%, 2016 (n)	336,000	349,020
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	1,116,000	1,104,840
Pemex Project Funding Master Trust, 5.75%, 2018	642,000	715,830
Pertamina PT, 5.25%, 2021 (n)	256,000	272,000
Petrobras International Finance Co., 7.875%, 2019	1,361,000	1,674,030
Petrobras International Finance Co., 6.75%, 2041	481,000	558,792
Petroleos de Venezuela S.A., 5.25%, 2017	950,000	755,250
Petroleos Mexicanos, 8%, 2019	1,101,000	1,376,250
Petroleos Mexicanos, 4.875%, 2022 (n)	774,000	810,378
Petroleos Mexicanos, 6.5%, 2041 (n)	315,000	356,076
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	385,000	412,913
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	721,000	854,385
Transnet Ltd., 4.5%, 2016 (n)	203,000	210,427
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (n)	200,000	203,000

		$26,135,627
Emerging Market Sovereign - 4.0%
Dominican Republic, 7.5%, 2021 (n)	$548,000	$560,878
Government of Ukraine, 6.875%, 2015	500,000	472,500
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	1,848,000	691,152
Republic of Colombia, 7.375%, 2019	260,000	333,580
Republic of Colombia, 8.125%, 2024	664,000	941,220
Republic of Colombia, 6.125%, 2041	437,000	536,855
Republic of Indonesia, 11.625%, 2019 (n)	1,423,000	2,145,173
Republic of Indonesia, 4.875%, 2021 (n)	348,000	381,495

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Indonesia, 7.75%, 2038 (n)	$593,000	$836,130
Republic of Latvia, 5.25%, 2017 (z)	200,000	204,500
Republic of Lithuania, 6.625%, 2022 (n)	1,367,000	1,469,525
Republic of Panama, 9.375%, 2029	1,062,000	1,697,607
Republic of Peru, 7.35%, 2025	355,000	478,895
Republic of Peru, 5.625%, 2050	107,000	117,700
Republic of Philippines, 5.5%, 2026	421,000	483,624
Republic of Philippines, 6.375%, 2034	1,098,000	1,373,873
Republic of Poland, 5%, 2022	660,000	700,458
Republic of Romania, 6.75%, 2022 (n)	1,372,000	1,409,730
Republic of South Africa, 5.5%, 2020	751,000	853,324
Republic of South Africa, 4.665%, 2024	1,304,000	1,359,420
Republic of South Africa, 6.25%, 2041	873,000	1,033,414
Republic of Sri Lanka, 6.25%, 2020 (n)	144,000	140,400
Republic of Sri Lanka, 6.25%, 2021 (n)	208,000	202,253
Republic of Turkey, 5.625%, 2021	362,000	376,480
Republic of Turkey, 6.25%, 2022	390,000	418,275
United Mexican States, 3.625%, 2022	2,734,000	2,788,680

		$22,007,141
Energy - Independent - 4.8%
ATP Oil & Gas Corp., 11.875%, 2015	$790,000	$513,500
Bill Barrett Corp., 9.875%, 2016	625,000	690,625
BreitBurn Energy Partners LP, 8.625%, 2020	330,000	358,050
BreitBurn Energy Partners LP, 7.875%, 2022 (z)	410,000	429,475
Carrizo Oil & Gas, Inc., 8.625%, 2018	585,000	608,400
Chaparral Energy, Inc., 8.875%, 2017	1,210,000	1,261,425
Chesapeake Energy Corp., 6.875%, 2020	400,000	420,000
Concho Resources, Inc., 8.625%, 2017	420,000	472,500
Concho Resources, Inc., 6.5%, 2022	875,000	971,250
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	745,000	726,375
Continental Resources, Inc., 8.25%, 2019	635,000	712,788
Denbury Resources, Inc., 8.25%, 2020	875,000	997,500
Energy XXI Gulf Coast, Inc., 9.25%, 2017	895,000	991,213
EXCO Resources, Inc., 7.5%, 2018	1,255,000	1,123,225
Harvest Operations Corp., 6.875%, 2017 (n)	1,380,000	1,457,625
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	265,000	291,500
Laredo Petroleum, Inc., 9.5%, 2019	635,000	700,088
LINN Energy LLC, 6.5%, 2019 (n)	440,000	448,800
LINN Energy LLC, 8.625%, 2020	605,000	671,550
LINN Energy LLC, 7.75%, 2021	648,000	696,600
Newfield Exploration Co., 6.625%, 2014	650,000	659,750
Newfield Exploration Co., 6.625%, 2016	560,000	574,000
Newfield Exploration Co., 6.875%, 2020	475,000	513,000
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,303,000	1,358,378
Pioneer Natural Resources Co., 6.875%, 2018	1,175,000	1,380,240
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,254,307
QEP Resources, Inc., 6.875%, 2021	1,690,000	1,867,450
Quicksilver Resources, Inc., 9.125%, 2019	287,000	289,153
Range Resources Corp., 8%, 2019	1,045,000	1,165,175
SandRidge Energy, Inc., 8%, 2018 (n)	1,655,000	1,712,925
SM Energy Co., 6.5%, 2021 (n)	140,000	151,200
Talisman Energy, Inc., 7.75%, 2019	280,000	350,869
Whiting Petroleum Corp., 6.5%, 2018	820,000	882,525

		$26,701,461

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 0.5%
Hess Corp., 8.125%, 2019	$100,000	$130,190
Husky Energy, Inc., 5.9%, 2014	306,000	334,075
Husky Energy, Inc., 7.25%, 2019	324,000	407,918
Listrindo Capital B.V., 6.95%, 2019 (z)	200,000	201,612
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	1,395,000	1,520,550

		$2,594,345
Engineering - Construction - 0.0%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$100,000	$102,000

Entertainment - 0.8%
AMC Entertainment, Inc., 8.75%, 2019	$1,460,000	$1,522,050
AMC Entertainment, Inc., 9.75%, 2020	1,095,000	1,023,825
Cinemark USA, Inc., 8.625%, 2019	1,460,000	1,624,250
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	370,000	407,000

		$4,577,125
Financial Institutions - 3.4%
Ally Financial, Inc., 5.5%, 2017	$1,165,000	$1,179,941
CIT Group, Inc., 5.25%, 2014 (n)	970,000	991,825
CIT Group, Inc., 7%, 2016	662,204	663,032
CIT Group, Inc., 7%, 2017	4,795,000	4,795,000
CIT Group, Inc., 6.625%, 2018 (n)	1,205,000	1,298,388
CIT Group, Inc., 5.5%, 2019 (z)	1,120,000	1,143,800
Credit Acceptance Corp., 9.125%, 2017	615,000	654,975
Credit Acceptance Corp., 9.125%, 2017 (z)	145,000	154,063
GMAC, Inc., 8%, 2031	135,000	150,694
Icahn Enterprises LP, 8%, 2018 (z)	584,000	619,040
International Lease Finance Corp., 8.75%, 2017	940,000	1,062,200
International Lease Finance Corp., 7.125%, 2018 (n)	1,075,000	1,204,000
Nationstar Mortgage LLC, 10.875%, 2015	1,505,000	1,565,200
PHH Corp., 9.25%, 2016	455,000	457,275
SLM Corp., 8.45%, 2018	890,000	996,800
SLM Corp., 8%, 2020	1,385,000	1,523,500
SLM Corp., 7.25%, 2022	255,000	269,344

		$18,729,077
Food & Beverages - 1.7%
Anheuser Busch InBev S.A., 6.875%, 2019	$1,300,000	$1,680,296
ARAMARK Corp., 8.5%, 2015	1,154,000	1,184,304
B&G Foods, Inc., 7.625%, 2018	875,000	948,281
Constellation Brands, Inc., 7.25%, 2016	1,020,000	1,152,600
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)	79,000	84,728
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	218,000	224,718
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (z)	665,000	686,613
Pinnacle Foods Finance LLC, 9.25%, 2015	990,000	1,017,225
Pinnacle Foods Finance LLC, 10.625%, 2017	205,000	216,659
Pinnacle Foods Finance LLC, 8.25%, 2017	190,000	205,675
TreeHouse Foods, Inc., 7.75%, 2018	1,045,000	1,144,275
Tyson Foods, Inc., 6.85%, 2016	912,000	1,039,680

		$9,585,054
Forest & Paper Products - 1.3%
Boise, Inc., 8%, 2020	$820,000	$899,950
Cascades, Inc., 7.75%, 2017	1,535,000	1,573,375
Georgia-Pacific Corp., 8%, 2024	260,000	336,566
Graphic Packaging Holding Co., 7.875%, 2018	510,000	561,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - continued
Inversiones CMPC S.A., 4.75%, 2018 (n)		$699,000	$732,690
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		120,000	90,300
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	560,000	803,910
Tembec Industries, Inc., 11.25%, 2018 (z)		$300,000	322,500
Tembec Industries, Inc., 11.25%, 2018		415,000	446,125
Votorantim Participacoes S.A., 6.75%, 2021 (n)		650,000	708,500
Xerium Technologies, Inc., 8.875%, 2018		815,000	731,463

			$7,206,379
Gaming & Lodging - 3.3%
Boyd Gaming Corp., 7.125%, 2016		$650,000	$624,000
Caesars Operating Escrow LLC, 8.5%, 2020 (z)		265,000	270,300
Firekeepers Development Authority, 13.875%, 2015 (n)		460,000	515,775
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		460,000	288
GWR Operating Partnership LLP, 10.875%, 2017		680,000	761,600
Harrah’s Operating Co., Inc., 11.25%, 2017		1,225,000	1,341,375
Harrah’s Operating Co., Inc., 10%, 2018		735,000	560,438
Harrah’s Operating Co., Inc., 10%, 2018		719,000	555,428
Host Hotels & Resorts, Inc., 6.75%, 2016		930,000	961,388
Host Hotels & Resorts, Inc., 9%, 2017		425,000	471,750
MGM Mirage, 10.375%, 2014		30,000	34,125
MGM Mirage, 6.625%, 2015		265,000	268,313
MGM Mirage, 7.5%, 2016		105,000	106,838
MGM Resorts International, 11.375%, 2018		2,620,000	3,091,600
MGM Resorts International, 9%, 2020		655,000	731,963
Penn National Gaming, Inc., 8.75%, 2019		1,640,000	1,840,900
Pinnacle Entertainment, Inc., 8.75%, 2020		525,000	555,188
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		900,000	927,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		1,485,000	1,726,313
Wyndham Worldwide Corp., 6%, 2016		985,000	1,118,073
Wyndham Worldwide Corp., 7.375%, 2020		405,000	495,292
Wynn Las Vegas LLC, 7.75%, 2020		1,230,000	1,386,825

			$18,344,772
Industrial - 0.6%
Altra Holdings, Inc., 8.125%, 2016		$350,000	$378,875
Dematic S.A., 8.75%, 2016 (z)		1,120,000	1,159,200
Hillman Group, Inc., 10.875%, 2018		670,000	701,825
Hyva Global B.V., 8.625%, 2016 (n)		779,000	666,045
Mueller Water Products, Inc., 8.75%, 2020		573,000	641,760

			$3,547,705
Insurance - 1.2%
American International Group, Inc., 4.875%, 2016		$1,480,000	$1,556,596
American International Group, Inc., 8.25%, 2018		665,000	796,510
American International Group, Inc., 8.175% to 2038, FRN to 2068		695,000	735,831
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,100,000	1,353,000
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		860,000	928,296
Unum Group, 7.125%, 2016		1,171,000	1,339,473

			$6,709,706
Insurance - Health - 0.1%
AMERIGROUP Corp., 7.5%, 2019		$630,000	$693,000

Insurance - Property & Casualty - 1.8%
Allstate Corp., 7.45%, 2019		$850,000	$1,078,844
AXIS Capital Holdings Ltd., 5.75%, 2014		1,013,000	1,077,399

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$1,635,000	$2,133,675
USI Holdings Corp., 9.75%, 2015 (z)		615,000	616,538
USI Holdings Corp., FRN, 4.377%, 2014 (n)		2,005,000	1,859,638
XL Group PLC, 6.5% to 2017, FRN to 2049		1,610,000	1,364,475
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,190,000	1,154,300
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		627,000	590,948

			$9,875,817
International Market Quasi-Sovereign - 1.7%
Bank of Ireland, 2.75%, 2012 (n)		$1,480,000	$1,480,000
Commonwealth Bank of Australia, 2.9%, 2014 (n)		1,780,000	1,861,148
ING Bank N.V., 3.9%, 2014 (n)		1,390,000	1,458,741
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		1,900,000	1,812,765
Israel Electric Corp. Ltd., 6.7%, 2017 (z)		588,000	601,154
KFW International Finance, Inc., 4.875%, 2019		1,000,000	1,189,527
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,000,000	1,043,192

			$9,446,527
International Market Sovereign - 9.8%
Commonwealth of Australia, 5.75%, 2021	AUD	1,232,000	$1,500,025
Federal Republic of Germany, 3.75%, 2015	EUR	3,425,000	5,006,662
Federal Republic of Germany, 4.25%, 2018	EUR	711,000	1,127,994
Federal Republic of Germany, 6.25%, 2030	EUR	847,000	1,728,684
Government of Canada, 4.5%, 2015	CAD	747,000	832,364
Government of Canada, 4.25%, 2018	CAD	447,000	523,123
Government of Canada, 5.75%, 2033	CAD	136,000	208,182
Government of Japan, 1.3%, 2014	JPY	225,600,000	2,864,129
Government of Japan, 1.7%, 2017	JPY	644,600,000	8,476,383
Government of Japan, 2.2%, 2027	JPY	619,000,000	8,323,003
Kingdom of Belgium, 5.5%, 2017	EUR	1,360,000	2,071,939
Kingdom of Spain, 4.6%, 2019	EUR	1,835,000	2,487,460
Kingdom of Sweden, 4.5%, 2015	SEK	2,635,000	442,631
Kingdom of the Netherlands, 5.5%, 2028	EUR	454,000	827,654
Republic of Austria, 4.65%, 2018	EUR	823,000	1,240,670
Republic of Finland, 3.875%, 2017	EUR	264,000	395,492
Republic of France, 6%, 2025	EUR	388,000	665,654
Republic of France, 4.75%, 2035	EUR	1,370,000	2,137,003
Republic of Iceland, 4.875%, 2016 (n)		$1,646,000	1,644,927
Republic of Italy, 4.25%, 2015	EUR	1,702,000	2,348,526
Republic of Italy, 5.25%, 2017	EUR	3,255,000	4,573,415
United Kingdom Treasury, 8%, 2015	GBP	755,000	1,530,659
United Kingdom Treasury, 8%, 2021	GBP	953,000	2,295,812
United Kingdom Treasury, 4.25%, 2036	GBP	739,000	1,393,528

			$54,645,919
Machinery & Tools - 1.2%
Case Corp., 7.25%, 2016		$710,000	$782,775
Case New Holland, Inc., 7.875%, 2017		2,235,000	2,626,125
CNH Capital LLC, 6.25%, 2016 (n)		280,000	301,000
Rental Service Corp., 9.5%, 2014		105,000	108,413
RSC Equipment Rental, Inc., 8.25%, 2021		940,000	996,400
UR Financing Escrow Corp., 5.75%, 2018 (z)		1,000,000	1,027,500
UR Financing Escrow Corp., 7.625%, 2022 (z)		1,000,000	1,035,000

			$6,877,213
Major Banks - 2.0%
Bank of America Corp., 7.375%, 2014		$1,000,000	$1,080,851
Bank of America Corp., 5.65%, 2018		545,000	565,430

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Bank of America Corp., 7.625%, 2019	$370,000	$418,342
BNP Paribas, FRN, 3.313%, 2014	1,216,000	1,216,361
Credit Suisse New York, 5.5%, 2014	1,000,000	1,070,361
HSBC USA, Inc., 4.875%, 2020	460,000	463,103
JPMorgan Chase & Co., 6.3%, 2019	1,000,000	1,175,558
Morgan Stanley, 5.75%, 2016	397,000	412,520
Morgan Stanley, 6.625%, 2018	391,000	414,564
Morgan Stanley, 7.3%, 2019	830,000	895,822
Morgan Stanley, 5.625%, 2019	1,500,000	1,499,765
RBS Capital Trust II, 6.425% to 2034, FRN to 2049 (a)(d)	530,000	355,100
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	350,000	280,875
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,335,000	1,104,713
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	387,000	343,034

		$11,296,399
Medical & Health Technology & Services - 3.8%
Biomet, Inc., 10%, 2017	$545,000	$592,006
Biomet, Inc., 10.375%, 2017 (p)	320,000	348,400
Biomet, Inc., 11.625%, 2017	2,440,000	2,662,650
Davita, Inc., 6.375%, 2018	1,930,000	2,045,800
Davita, Inc., 6.625%, 2020	575,000	616,688
Emdeon, Inc., 11%, 2019 (n)	330,000	369,600
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	768,075
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (z)	345,000	367,425
HCA, Inc., 8.5%, 2019	2,575,000	2,884,000
HCA, Inc., 7.5%, 2022	715,000	773,988
HCA, Inc., 5.875%, 2022	330,000	338,250
HealthSouth Corp., 8.125%, 2020	1,685,000	1,852,447
Hospira, Inc., 6.05%, 2017	655,000	732,758
McKesson Corp., 7.5%, 2019	110,000	142,214
Owens & Minor, Inc., 6.35%, 2016	970,000	1,054,617
Physio-Control International, Inc., 9.875%, 2019 (z)	555,000	582,750
Teleflex, Inc., 6.875%, 2019	595,000	641,113
Tenet Healthcare Corp., 9.25%, 2015	605,000	671,550
United Surgical Partners International, Inc., 8.875%, 2017	365,000	380,969
United Surgical Partners International, Inc., 9.25%, 2017 (p)	385,000	399,438
Universal Health Services, Inc., 7%, 2018	255,000	272,850
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,795,000	1,848,850
Vanguard Health Systems, Inc., 0%, 2016	5,000	3,288
Vanguard Health Systems, Inc., 8%, 2018	405,000	426,263
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	515,000	475,088

		$21,251,077
Metals & Mining - 3.1%
AK Steel Corp., 7.625%, 2020	$415,000	$417,594
ArcelorMittal, 6.5%, 2014	1,300,000	1,393,707
ArcelorMittal, 9.85%, 2019	1,710,000	2,074,105
Arch Coal, Inc., 7.25%, 2020	470,000	468,825
Cloud Peak Energy, Inc., 8.25%, 2017	2,130,000	2,273,775
Cloud Peak Energy, Inc., 8.5%, 2019	760,000	826,500
Consol Energy, Inc., 8%, 2017	1,425,000	1,549,688
Consol Energy, Inc., 8.25%, 2020	480,000	523,200
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	200,000	211,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	990,000	1,093,950
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,045,000	1,093,886
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	1,410,000	1,343,104
Peabody Energy Corp., 7.375%, 2016	1,070,000	1,209,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Peabody Energy Corp., 6%, 2018 (n)	$445,000	$466,138
Peabody Energy Corp., 6.25%, 2021 (n)	445,000	466,138
Southern Copper Corp., 6.75%, 2040	553,000	602,418
Teck Resources Ltd., 9.75%, 2014	167,000	199,441
Vale Overseas Ltd., 4.625%, 2020	490,000	524,476
Vale Overseas Ltd., 6.875%, 2039	341,000	420,094

		$17,157,139
Mortgage-Backed - 4.0%
Fannie Mae, 4.1%, 2013	$477,221	$489,626
Fannie Mae, 4.19%, 2013	397,593	410,335
Fannie Mae, 4.845%, 2013	134,541	138,770
Fannie Mae, 4.563%, 2014	252,143	266,770
Fannie Mae, 4.6%, 2014	410,495	432,016
Fannie Mae, 4.61%, 2014	468,927	495,370
Fannie Mae, 4.77%, 2014	318,965	339,486
Fannie Mae, 4.56%, 2015	172,703	186,087
Fannie Mae, 4.665%, 2015	140,123	151,221
Fannie Mae, 4.7%, 2015	133,779	144,451
Fannie Mae, 4.74%, 2015	332,093	359,803
Fannie Mae, 4.78%, 2015	386,474	421,181
Fannie Mae, 4.815%, 2015	351,564	381,947
Fannie Mae, 4.87%, 2015	283,136	307,131
Fannie Mae, 4.89%, 2015	94,553	102,241
Fannie Mae, 4.893%, 2015	588,381	644,209
Fannie Mae, 6%, 2016 - 2037	2,395,214	2,636,959
Fannie Mae, 5.5%, 2019 - 2035	5,031,466	5,494,545
Fannie Mae, 4.88%, 2020	230,509	253,379
Fannie Mae, 4%, 2025	1,906,227	2,059,406
Fannie Mae, 6.5%, 2032 - 2033	559,629	638,516
Fannie Mae, 5%, 2035	1,737,044	1,877,674
Freddie Mac, 6%, 2034	271,026	302,242
Ginnie Mae, 5.5%, 2039	1,563,525	1,734,400
Ginnie Mae, 4.5%, 2041	1,782,637	1,949,326

		$22,217,091
Natural Gas - Distribution - 0.2%
AmeriGas Finance LLC, 6.75%, 2020	$775,000	$798,250
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	400,000	354,000

		$1,152,250
Natural Gas - Pipeline - 1.9%
Atlas Pipeline Partners LP, 8.75%, 2018	$185,000	$197,950
Atlas Pipeline Partners LP/Finance Corp., 8.75%, 2018 (n)	910,000	969,150
Crosstex Energy, Inc., 8.875%, 2018	1,205,000	1,307,425
El Paso Corp., 7%, 2017	1,395,000	1,558,827
El Paso Corp., 7.75%, 2032	1,481,000	1,763,424
Energy Transfer Equity LP, 7.5%, 2020	1,380,000	1,580,100
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,426,000	1,543,659
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	256,000	273,920
Rockies Express Pipeline, 5.625%, 2020 (n)	347,000	312,300
Spectra Energy Capital LLC, 8%, 2019	810,000	1,037,107

		$10,543,862
Network & Telecom - 1.9%
AT&T, Inc., 6.55%, 2039	$170,000	$216,783
AT&T, Inc., 5.35%, 2040	1,108,000	1,248,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Cincinnati Bell, Inc., 8.25%, 2017		$1,020,000	$1,053,150
Cincinnati Bell, Inc., 8.75%, 2018		555,000	528,638
Citizens Communications Co., 9%, 2031		840,000	819,000
Eileme 2 AB, 11.625%, 2020 (n)		765,000	803,250
Frontier Communications Corp., 8.125%, 2018		1,065,000	1,147,538
Qwest Communications International, Inc., 7.125%, 2018 (n)		1,075,000	1,150,250
Telefonica Emisiones S.A.U., 2.582%, 2013		995,000	994,772
Windstream Corp., 8.125%, 2018		380,000	416,100
Windstream Corp., 7.75%, 2020		1,725,000	1,884,563
Windstream Corp., 7.75%, 2021		415,000	453,388

			$10,715,782
Oil Services - 0.8%
Afren PLC, 11.5%, 2016 (n)		$200,000	$212,000
Chesapeake Energy Corp., 6.625%, 2019 (n)		370,000	377,400
Dresser-Rand Group, Inc., 6.5%, 2021 (n)		135,000	141,413
Edgen Murray Corp., 12.25%, 2015		595,000	606,900
Expro Finance Luxembourg, 8.5%, 2016 (n)		525,000	471,188
Pioneer Drilling Co., 9.875%, 2018		975,000	1,043,250
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)		1,341,317	1,371,497
Unit Corp., 6.625%, 2021		215,000	220,106

			$4,443,754
Other Banks & Diversified Financials - 2.1%
Alfa Bank, 7.75%, 2021 (n)		$829,000	$822,783
Banco Bradesco S.A., 5.75%, 2022 (z)		518,000	523,127
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,400,000	1,348,074
Bancolombia S.A., 5.95%, 2021		819,000	849,713
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		900,000	918,000
BBVA Continental, 5.75%, 2017 (n)		500,000	518,750
Capital One Financial Corp., 8.8%, 2019		320,000	391,062
Capital One Financial Corp., 10.25%, 2039		1,000,000	1,042,500
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,137,000	2,196,174
Grupo Aval Ltd., 5.25%, 2017 (n)		205,000	211,150
Itau Unibanco Holding S.A., 6.2%, 2021 (n)		200,000	209,000
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		1,440,000	1,231,920
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,485,000	1,483,144

			$11,745,397
Pharmaceuticals - 0.5%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	651,000	$932,376
Endo Pharmaceuticals Holdings, Inc., 7%, 2019		$60,000	66,000
Roche Holdings, Inc., 6%, 2019 (n)		1,000,000	1,228,410
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (z)		260,000	265,200
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		495,000	501,806

			$2,993,792
Pollution Control - 0.3%
Allied Waste North America, Inc., 6.875%, 2017		$870,000	$912,413
WCA Waste Corp., 7.5%, 2019 (n)		605,000	612,563

			$1,524,976
Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)		$11,911	$9,171
Nielsen Finance LLC, 11.5%, 2016		354,000	409,755
Nielsen Finance LLC, 7.75%, 2018		645,000	717,563

			$1,136,489

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$360,000	$388,800

Real Estate - 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017	$400,000	$462,000
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	320,000	303,200
Entertainment Properties Trust, REIT, 7.75%, 2020	665,000	710,161
HRPT Properties Trust, REIT, 6.25%, 2016	1,053,000	1,129,296
Kennedy Wilson, Inc., 8.75%, 2019	300,000	309,750
MPT Operating Partnership LP, REIT, 6.875%, 2021	680,000	722,925
MPT Operating Partnership LP, REIT, 6.375%, 2022	295,000	304,588
Simon Property Group, Inc., REIT, 5.875%, 2017	756,000	880,986
Simon Property Group, Inc., REIT, 10.35%, 2019	660,000	929,526

		$5,752,432
Retailers - 1.7%
Academy Ltd., 9.25%, 2019 (n)	$485,000	$489,850
Burlington Coat Factory Warehouse Corp., 10%, 2019	810,000	831,263
Home Depot, Inc., 5.875%, 2036	509,000	636,570
J. Crew Group, Inc., 8.125%, 2019	455,000	455,569
Limited Brands, Inc., 6.9%, 2017	480,000	535,200
Limited Brands, Inc., 6.95%, 2033	670,000	649,900
Neiman Marcus Group, Inc., 10.375%, 2015	855,000	890,277
QVC, Inc., 7.375%, 2020 (n)	485,000	537,138
Rite Aid Corp., 9.375%, 2015	315,000	324,450
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	465,000	499,875
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,725,000	1,824,188
Toys “R” Us, Inc., 10.75%, 2017	1,040,000	1,153,100
Yankee Acquisition Corp., 8.5%, 2015	165,000	168,920
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	285,000	276,094

		$9,272,394
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$265,000	$283,550

Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016	$635,000	$673,037
Michaels Stores, Inc., 7.75%, 2018	1,660,000	1,755,450

		$2,428,487
Steel - 0.2%
JSC Severstal, 6.25%, 2016 (n)	$1,070,000	$1,075,629

Supermarkets - 0.1%
Delhaize Group, 5.7%, 2040	$834,000	$785,661

Supranational - 0.5%
European Investment Bank, 5.125%, 2017	$2,593,000	$3,032,511

Telecommunications - Wireless - 2.8%
Clearwire Corp., 12%, 2015 (n)	$1,530,000	$1,487,925
Cricket Communications, Inc., 7.75%, 2016	560,000	596,400
Cricket Communications, Inc., 7.75%, 2020	720,000	716,400
Crown Castle International Corp., 9%, 2015	1,475,000	1,626,188
Crown Castle International Corp., 7.75%, 2017 (n)	430,000	468,700
Crown Castle International Corp., 7.125%, 2019	1,005,000	1,100,475
Digicel Group Ltd., 8.25%, 2017 (n)	821,000	870,260
Digicel Group Ltd., 10.5%, 2018 (n)	350,000	381,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
MetroPCS Wireless, Inc., 7.875%, 2018	$705,000	$756,113
MetroPCS Wireless, Inc., 6.625%, 2020	160,000	164,800
Net Servicos de Comunicacao S.A., 7.5%, 2020	758,000	890,650
Sprint Capital Corp., 6.875%, 2028	1,315,000	1,025,700
Sprint Nextel Corp., 6%, 2016	790,000	718,900
Sprint Nextel Corp., 8.375%, 2017	315,000	308,700
Sprint Nextel Corp., 9%, 2018 (n)	415,000	462,725
VimpelCom Ltd., 7.748%, 2021 (n)	336,000	334,656
VimpelCom Ltd., 7.504%, 2022 (n)	1,360,000	1,333,480
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,360,000	1,394,000
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,170,000	1,140,750

		$15,778,322
Telephone Services - 0.6%
Brasil Telecom S.A., 5.75%, 2022 (z)	$1,365,000	$1,399,125
Cogent Communications Group, Inc., 8.375%, 2018 (n)	445,000	468,363
Level 3 Financing, Inc., 9.375%, 2019	475,000	524,875
Level 3 Financing, Inc., 8.625%, 2020 (z)	450,000	480,375
Sable International Finance Ltd., 8.75%, 2020 (z)	200,000	212,500

		$3,085,238
Tobacco - 0.2%
Reynolds American, Inc., 6.75%, 2017	$1,040,000	$1,238,788

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$313,000	$259,790

Transportation - Services - 1.7%
ACL I Corp., 10.625%, 2016 (n)(p)	$837,738	$796,840
Aguila American Resources Ltd., 7.875%, 2018 (n)	780,000	819,975
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	288,849	274,407
CEVA Group PLC, 8.375%, 2017 (z)	910,000	907,725
Commercial Barge Line Co., 12.5%, 2017	1,525,000	1,698,469
Erac USA Finance Co., 6.375%, 2017 (n)	1,000,000	1,149,390
Hertz Corp., 7.5%, 2018	665,000	717,369
Navios Maritime Acquisition Corp., 8.625%, 2017	1,460,000	1,215,450
Navios Maritime Holdings, Inc., 8.875%, 2017	480,000	475,200
Swift Services Holdings, Inc., 10%, 2018	1,015,000	1,110,156
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	388,500

		$9,553,481
U.S. Government Agencies and Equivalents - 0.7%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,754,834

U.S. Treasury Obligations - 2.9%
U.S. Treasury Bonds, 6.25%, 2023 (f)	$1,800,000	$2,554,594
U.S. Treasury Bonds, 5.375%, 2031	286,200	398,802
U.S. Treasury Bonds, 4.5%, 2036	95,000	120,798
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,940,383
U.S. Treasury Notes, 3.125%, 2019	8,087,000	9,029,637

		$16,044,214
Utilities - Electric Power - 3.9%
AES Corp., 8%, 2017	$1,965,000	$2,264,663
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	370,000	372,637
Atlantic Power Corp., 9%, 2018 (z)	620,000	632,400
Bruce Mansfield Unit, 6.85%, 2034	1,512,731	1,618,623

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Calpine Corp., 8%, 2016 (n)	$1,800,000	$1,957,500
Calpine Corp., 7.875%, 2020 (n)	560,000	618,800
CenterPoint Energy, Inc., 6.5%, 2018	400,000	472,588
Covanta Holding Corp., 7.25%, 2020	905,000	965,440
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	515,000	587,100
Edison Mission Energy, 7%, 2017	975,000	653,250
EDP Finance B.V., 6%, 2018 (n)	2,048,000	1,743,340
Enel Finance International S.A., 6%, 2039 (n)	680,000	621,867
Energy Future Holdings Corp., 10%, 2020	1,125,000	1,216,406
Energy Future Holdings Corp., 10%, 2020	2,920,000	3,171,850
Energy Future Holdings Corp., 11.75%, 2022 (z)	335,000	343,375
GenOn Energy, Inc., 9.5%, 2018	600,000	573,000
GenOn Energy, Inc., 9.875%, 2020	1,530,000	1,434,375
NRG Energy, Inc., 7.375%, 2017	390,000	404,625
NRG Energy, Inc., 8.25%, 2020	750,000	759,375
System Energy Resources, Inc., 5.129%, 2014 (z)	684,519	716,082
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	630,000	425,250

		$21,552,546
Total Bonds		$609,494,522

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$715,000	$704,275

Floating Rate Loans (g)(r) - 0.1%
Aerospace - 0.0%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$199,937	$151,285

Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.77%, 2014	$52,384	$51,702

Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$63,660	$57,877

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., CoalCo. Term Loan, 9.25%, 2016	$70,553	$69,860
Dynegy Holdings, Inc., GasCo. Term Loan, 9.25%, 2016	105,830	108,634

		$178,494
Total Floating Rate Loans		$439,358

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%, 2013	11,310	$482,824

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$100,552

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	3,053	$36,300
Total Common Stocks		$136,852

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	380	$329,721
Ally Financial, Inc., “A”, 8.5%	55,372	1,230,920
GMAC Capital Trust I, 8.125%	22,000	516,560
Total Preferred Stocks		$2,077,201

Money Market Funds - 5.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	31,251,475	$31,251,475
Total Investments		$644,586,507

Other Assets, Less Liabilities - (16.0)%		(88,878,645)
Net Assets - 100.0%		$555,707,862

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $133,808,139, representing 24.1% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock),	4/13/11-4/14/11	$356,250	$329,721
American Media, Inc., 13.5%, 2018	12/22/10	12,082	9,171
Anthracite Ltd., “A”, CDO, FRN, 0.605%, 2019	1/15/10	836,723	938,002
Anthracite Ltd., “BFL”, CDO, FRN, 1.244%, 2037	12/09/10	2,730,758	2,730,000
Ardagh Packaging Finance PLC, 9.125%, 2020	1/19/12-1/20/12	523,977	557,550
Atlantic Power Corp., 9%, 2018	11/02/11-1/09/12	621,791	632,400
Banco Bradesco S.A., 5.75%, 2022	2/23/12	518,000	523,127
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.844%, 2040	3/01/06	796,784	449,437
Brasil Telecom S.A., 5.75%, 2022	2/06/12	1,365,000	1,399,125
BreitBurn Energy Partners LP, 7.875%, 2022	1/11/12	411,025	429,475
CDW LLC/CDW Finance Corp., 8.5%, 2019	2/02/12	276,594	283,550
CEVA Group PLC, 8.375%, 2017	1/27/12	899,753	907,725
CIT Group, Inc., 5.5%, 2019	2/02/12	1,120,000	1,143,800
Caesars Operating Escrow LLC, 8.5%, 2020	2/09/12	265,000	270,300
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	2/29/12	390,000	390,000
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	2/29/12	50,000	50,000
Comision Federal de Electricidad, 5.75%, 2042	2/07/12	1,164,227	1,186,960
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022	2/01/12	217,546	222,370
Credit Acceptance Corp., 9.125%, 2017	2/28/11	153,700	154,063
Dematic S.A., 8.75%, 2016	4/19/11-10/21/11	1,118,293	1,159,200

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Dolphin Energy Ltd., 5.5%, 2021	2/07/12-2/09/12	$402,500	$413,600
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	901,525	927,825
Energy Future Holdings Corp., 11.75%, 2022	2/01/12-2/03/12	332,418	343,375
Fresenius Medical Care Capital Trust III, 5.625%, 2019	1/17/12	345,000	367,425
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-7/11/11	700,815	444,055
INEOS Finance PLC, 8.375%, 2019	2/03/12-2/06/12	820,250	850,000
Icahn Enterprises LP, 8%, 2018	1/06/12-1/27/12	599,600	619,040
Israel Electric Corp. Ltd., 6.7%, 2017	2/07/12	588,000	601,154
JBS USA LLC/JBS USA Finance, 8.25%, 2020	1/25/12-2/07/12	670,893	686,613
Level 3 Financing, Inc., 8.625%, 2020	1/10/12-1/11/12	450,738	480,375
Listrindo Capital B.V., 6.95%, 2019	2/13/12	200,000	201,612
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/16/11	973,548	1,012,793
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11-8/15/11	98,957	90,300
Multi Security Asset Trust, “A3”, 5%, 2035	10/12/10	1,030,243	1,048,687
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	460,556	463,125
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	562,300	582,750
Republic of Latvia, 5.25%, 2017	2/14/12	198,916	204,500
Reynolds Group, 9.875%, 2019	2/09/12	410,000	423,838
Sable International Finance Ltd., 8.75%, 2020	1/20/12	200,000	212,500
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,327,357	1,232,191
System Energy Resources, Inc., 5.129%, 2014	4/16/04	684,519	716,082
Tembec Industries, Inc., 11.25%, 2018	2/17/12	316,500	322,500
UPC Holding B.V., 9.875%, 2018	1/26/12	462,000	466,200
UR Financing Escrow Corp., 5.75%, 2018	2/27/12	1,025,000	1,027,500
UR Financing Escrow Corp., 7.625%, 2022	2/27/12	1,026,250	1,035,000
USI Holdings Corp., 9.75%, 2015	4/07/10	597,502	616,538
Valeant Pharmaceuticals International, Inc., 6.5%, 2016	2/28/12	266,825	265,200
Videotron Ltee, 5%, 2022	2/29/12	290,000	290,000
Total Restricted Securities			$29,710,754
% of Net assets			5.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 2/29/12

Forward Foreign Currency Exchange Contracts at 2/29/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CNY	Deutsche Bank AG	16,306,000	5/16/12	$2,558,807	$2,587,631	$28,824
SELL	EUR	UBS AG	20,747,336	3/15/12	27,760,973	27,643,057	117,916
SELL	JPY	HSBC Bank	1,550,657,496	4/12/12	20,153,590	19,082,244	1,071,346
SELL	JPY	Merrill Lynch International Bank	52,689,446	4/12/12	684,527	648,391	36,136
SELL	MXN	Citibank N.A.	22,574,000	5/14/12	1,765,233	1,747,580	17,653
SELL	MXN	Deutsche Bank AG	1,500	5/14/12	117	116	1
SELL	MXN	Royal Bank of Scotland Group PLC	14,702,000	5/14/12	1,149,639	1,138,164	11,475
BUY	NOK	Credit Suisse Group	8,412	4/12/12	1,395	1,502	107
BUY	SGD	Barclays Bank PLC	2,752,000	4/12/12	2,159,787	2,200,515	40,728

							$1,324,186

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	1,373,564	4/12/12	$1,393,498	$1,466,235	$(72,737)
SELL	CAD	Merrill Lynch International Bank	1,176,510	4/12/12	1,144,235	1,187,969	(43,734)
BUY	EUR	Barclays Bank PLC	3,530,652	4/12/12	4,749,846	4,704,674	(45,172)
SELL	EUR	Barclays Bank PLC	1,044,967	4/12/12	1,330,222	1,392,442	(62,220)
SELL	EUR	Credit Suisse Group	1,236,120	4/12/12	1,580,751	1,647,158	(66,407)
SELL	EUR	Deutsche Bank AG	783,753	4/12/12	1,000,027	1,044,368	(44,341)
SELL	EUR	JPMorgan Chase Bank N.A.	490,077	4/12/12	628,542	653,039	(24,497)
SELL	GBP	Barclays Bank PLC	1,815,488	4/12/12	2,801,464	2,887,419	(85,955)
SELL	GBP	Deutsche Bank AG	1,547,488	4/12/12	2,389,585	2,461,182	(71,597)
BUY	MXN	JPMorgan Chase Bank N.A.	37,245,500	5/14/12	2,900,401	2,883,383	(17,018)
SELL	SEK	Goldman Sachs International	1,465,729	4/12/12	210,869	221,156	(10,287)
SELL	SEK	Merrill Lynch International Bank	1,465,729	4/12/12	210,814	221,156	(10,342)

							$(554,307)

Futures Contracts Outstanding at 2/29/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 30 yr (Long)	USD	23	$3,258,094	June - 2012	$1,910

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	404	$52,905,063	June - 2012	$(17,171)

At February 29, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,330,856	$329,721	$36,300	$2,696,877
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	19,799,048	—	19,799,048
Non-U.S. Sovereign Debt	—	115,267,725	—	115,267,725
Corporate Bonds	—	332,004,828	—	332,004,828
Residential Mortgage-Backed Securities	—	23,210,399	—	23,210,399
Commercial Mortgage-Backed Securities	—	29,338,397	—	29,338,397
Asset-Backed Securities (including CDOs)	—	5,279,039	—	5,279,039
Foreign Bonds	—	85,299,361	—	85,299,361
Floating Rate Loans	—	439,358	—	439,358
Mutual Funds	31,251,475	—	—	31,251,475
Total Investments	$33,582,331	$610,967,876	$36,300	$644,586,507

Other Financial Instruments
Futures	$(15,261)	$—	$—	$(15,261)
Forward Foreign Currency Exchange Contracts	—	769,879	—	769,879

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/11	$36,300
Change in unrealized appreciation (depreciation)	0
Balance as of 2/29/12	$36,300

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 29, 2012 is $0.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$614,793,447
Gross unrealized appreciation	$40,921,756
Gross unrealized depreciation	(11,128,696)
Net unrealized appreciation (depreciation)	$29,793,060

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,776,160	39,206,259	(30,730,944)	31,251,475

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,967	$31,251,475

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2012, are as follows:

United States	63.2%
Japan	3.6%
United Kingdom	3.3%
Brazil	2.7%
Canada	2.3%
Mexico	2.2%
Italy	1.9%
Germany	1.8%
France	1.6%
Other Countries	17.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2012

*	Print name and title of each signing officer under his or her signature.